FAIR VALUE MEASUREMENTS (Schedule of financial assets and financial liabilities not already measured at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Carrying amount	$ (574,321)	$ (551,347)
Fair value	(346,002)	(421,277)
2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Carrying amount	(126,031)
Credit facilities
FAIR VALUE MEASUREMENTS
Carrying amount		(162,946)
2019 Convertible Debentures
FAIR VALUE MEASUREMENTS
Carrying amount		(43,901)
Financial Assets and Financial Liabilities Not Already Measured at Fair Value
FAIR VALUE MEASUREMENTS
Carrying amount	(126,031)	(206,847)
Fair value	(177,330)	(209,344)
Financial Assets and Financial Liabilities Not Already Measured at Fair Value | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Carrying amount	(126,031)
Fair value	$ (177,330)
Financial Assets and Financial Liabilities Not Already Measured at Fair Value | Credit facilities
FAIR VALUE MEASUREMENTS
Carrying amount		(162,946)
Fair value		(165,000)
Financial Assets and Financial Liabilities Not Already Measured at Fair Value | 2019 Convertible Debentures
FAIR VALUE MEASUREMENTS
Carrying amount		(43,901)
Fair value		$ (44,344)